LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
LEASES LIABILITIES
LEASES LIABILITIES

NOTE 17 – LEASES LIABILITIES

	As of December 31,
Current	2021	2020
Argentina	5,541	4,631
Abroad	589	404
	6,130	5,035
Non- current
Argentina	11,596	9,237
Abroad	1,190	1,278
	12,786	10,515
Total lease liabilities	18,916	15,550

Movements in the lease liabilities are as follows:

	Years ended December 31,
	2021	2020
Balances at the beginning of the year	15,550	12,968
Additions (*)	17,417	13,109
Financial results, net (**)	2,906	2,929
Cash flows	(6,596)	(7,896)
Decreases (includes RECPAM)	(10,361)	(5,560)
At the end of the year	18,916	15,550

(*) Included in acquisitions of Rights of use.

(**) Included in the lines Other exchange differences and Other net interest and other investment results.